Commitments and Contingencies - Convertible Security Financing (Details) - USD ($)	Feb. 13, 2024	Jun. 30, 2024	Dec. 31, 2023
Commitments and Contingencies
Common stock, par value (in dollars per share)		$ 0.0001	$ 0.0001
Cash price per share	24.00
Debt term	3 years 9 months
New Adagio Convertible Notes
Commitments and Contingencies
Financing amount	$ 20,000,000
Interest rate	13.00%
Conversion price	$ 10.00
Conversion of financing commitment contingent upon available cash	$ 7,500,000
Bridge Financing Notes
Commitments and Contingencies
Financing amount	$ 3,000,000
Number of warrants of non-redeeming subscription agreement	225,000
Amount agreed to spend under the long-term purchase	$ 2,000,000
Non-Redemption Subscription Agreement
Commitments and Contingencies
Common stock, par value (in dollars per share)	$ 0.0001
Perceptive PIPE Investor
Commitments and Contingencies
Convertible promissory note	$ 7,000,000
Perceptive PIPE Investor | New Adagio Convertible Notes
Commitments and Contingencies
Number of warrants on conversion	525,000
Convertible promissory note	$ 7,000,000
Convertible security financing
Commitments and Contingencies
Number of warrants on conversion	1,500,000